Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 983,680	€ 843,920	€ 662,037
Cost of sales	663,879	578,515	467,861
Gross Profit	319,801	265,405	194,176
Other operating income	18,850	9,386	5,230
Selling and Marketing expenses	26,086	20,448	20,044
Research and Development expenses	34,387	29,616	17,390
General and Administrative expenses	85,747	62,502	58,863
Operating Profit	192,431	162,225	103,109
Finance income	25,050	21,709	14,926
Finance expense	29,840	18,808	21,848
Share of profit of an associate	0	547	92
Profit Before Tax	187,641	165,673	96,279
Income taxes	44,625	31,404	17,682
Net Profit	143,016	134,269	78,597
Net Profit attributable to:
Equity holders of the parent	142,849	134,321	78,513
Non-controlling interests	€ 167	€ (52)	€ 84
Earnings per share
Basic earnings per common share (in EUR)	€ 0.54	€ 0.53	€ 0.33
Diluted earnings per common share (in EUR)	€ 0.54	€ 0.53	€ 0.33